ACCOUNTS RECEIVABLE, NET - Components (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable	¥ 5,588,023		¥ 1,217,559
Allowance for doubtful accounts	0		0	¥ (1,857,463)
Accounts receivable, net	¥ 5,588,023	$ 856,402	¥ 1,217,559